Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory [Abstract]
Basis of preparation of financial statements
2.	Basis of preparation of financial statements

(a)	Statement of compliance
These consolidated financial statements of the Company and its subsidiaries were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on
April
15
, 2020.

(b)	Basis of presentation
The consolidated financial statements have been prepared on the historical cost basis except for the following items:

•	Derivative financial instruments are measured at fair value.

•	Financial instruments at fair value through profit or loss (“FVTPL”) are measured at fair value.

•	Financial instruments at fair value through other comprehensive income (“FVOCI”) are measured at fair value.

(c)	Functional and presentation currency
The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. All financial information presented has been rounded to the nearest thousand dollar except where indicated otherwise. The Company has rounded comparative figures, which were previously presented as rounded to the nearest dollar, to the nearest thousand dollar to conform to current year presentation. Additionally, certain of the comparative figures have been reclassified to conform with the current year presentation, namely for the current year presentation selling expenses have been presented separately from general and administration expenses on the statements of net (loss) income and comprehensive (loss) income.

(d)	Use of estimates and judgments
The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Areas where management has made critical judgments in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements include the determination of the Company’s and its subsidiaries’ functional currencies.
Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are included in the following notes to the consolidated financial statements for the year ended December 31, 2019:

•	Note 3(c)(i): The valuation of the investment in Sensible Medical

•	Note 3(c)(iii): The valuation of the royalty obligation

•	Note 3(e): The provisions for returns, chargebacks, rebates and discounts

•	Note 3(j): The measurement of intangible assets

•	Note 3(p): The measurement of the amount and assessment of the recoverability of income tax assets and income tax provisions